Investment in equity accounted investees (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	₨ 4,811		₨ 4,196		$ 56
Company's share of profits for the year	217	$ 3	147	₨ 370
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	58		55	57
Company's share of profits for the year	₨ 3		₨ (2)	₨ (2)